Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Communication Services - 7.5%
Advanced Info Service PCL	197,856	$1,960,004
Bharti Airtel Ltd.	142,959	3,355,460
SK Telecom Co. Ltd. - ADR	33,308	683,813
Tencent Holdings Ltd.	25,265	1,938,926
		7,938,203

Consumer Discretionary - 13.2%
Alibaba Group Holding Ltd.	249,725	4,585,191
Hyundai Motor Company	4,539	937,340
MercadoLibre, Inc. (a)	959	1,931,675
Midea Group Co. Ltd. - Class A	113,899	1,273,520
Naspers Ltd.	58,441	3,897,518
Trip.com Group Ltd. - ADR	18,472	1,328,322
		13,953,566

Consumer Staples - 6.2%
Clicks Group Ltd.	53,225	1,084,537
Dabur India Ltd.	238,058	1,334,849
Dino Polska SA (a)(b)	112,560	1,292,330
Kimberly-Clark de Mexico SAB de CV - Class A	604,302	1,288,976
Raia Drogasil SA	369,447	1,575,689
		6,576,381

Financials - 22.0%
Axis Bank Ltd.	93,049	1,315,758
BDO Unibank, Inc.	714,474	1,631,777
China Merchants Bank Co. Ltd. - Class H	312,507	2,125,953
FirstRand Ltd.	194,983	1,068,506
Grupo Cibest SA - ADR	20,992	1,335,301
HDFC Bank Ltd. - ADR	119,996	4,384,654
Itau Unibanco Holding SA - ADR	194,202	1,390,489
OTP Bank Nyrt	15,926	1,707,652
Ping An Insurance Group Co. of China Ltd. - Class H	429,983	3,611,730
Power Finance Corp. Ltd.	223,470	884,825
Powszechna Kasa Oszczednosci Bank Polski SA	83,025	1,959,556
PT Bank Rakyat Indonesia (Persero) Tbk.	7,963,130	1,743,981
		23,160,182

Health Care - 2.2%
Cipla Ltd./India	78,780	1,324,119
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	37,086	1,011,312
		2,335,431

Industrials - 13.3%
AirTAC International Group	61,952	1,825,857
Contemporary Amperex Technology Co. Ltd. - Class A	45,408	2,387,668
HD Hyundai Electric Co. Ltd.	3,345	1,796,426
Shenzhen Inovance Technology Co. Ltd. - Class A	115,325	1,242,898
Sungrow Power Supply Company Ltd. - Class A	56,400	1,380,446
Techtronic Industries Co. Ltd.	114,532	1,317,477
Voltas Ltd.	69,273	1,049,252
WEG SA	229,657	2,028,779
Weichai Power Co. Ltd. - Class H	415,936	1,009,400
		14,038,203

Information Technology - 28.0% (c)
Accton Technology Corp.	61,000	2,301,957
Advanced Micro-Fabrication Equipment, Inc. China - Class A	37,200	1,467,116
Delta Electronics, Inc.	114,146	3,481,905
Infosys Ltd. - ADR	63,548	1,132,425
Lenovo Group Ltd.	901,195	1,071,697
Samsung Electronics Co. Ltd.	84,875	7,113,790
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	42,854	13,022,902
		29,591,792

Materials - 1.8%
Mondi PLC	46,737	574,884
Sociedad Quimica y Minera de Chile SA - ADR (a)	18,690	1,285,872
		1,860,756

Real Estate - 1.4%
Emaar Properties PJSC	394,597	1,505,997

Utilities - 1.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	59,257	1,426,486
TOTAL COMMON STOCKS (Cost $75,649,632)		102,386,997

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.5%	Shares	Value
Real Estate - 1.5%
Prologis Property Mexico SAB de CV	379,029	1,583,260
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,252,546)		1,583,260

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (d)	2,942,697	2,942,697
TOTAL MONEY MARKET FUNDS (Cost $2,942,697)		2,942,697

TOTAL INVESTMENTS - 101.3% (Cost $79,844,875)		106,912,954
Liabilities in Excess of Other Assets - (1.3)%		(1,408,002)
TOTAL NET ASSETS - 100.0%		$105,504,952

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $1,292,330 or 1.2% of the Fund’s net assets.

(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Boston Common ESG Impact Emerging Markets Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$27,784,429	$74,602,568	$–	$102,386,997
Real Estate Investment Trusts - Common	1,583,260	–	–	1,583,260
Money Market Funds	2,942,697	–	–	2,942,697
Total Investments	$32,310,386	$74,602,568	$–	$106,912,954

Refer to the Schedule of Investments for further disaggregation of investment categories.